SIRIOS LONG/SHORT FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
LONG POSITIONS — 95.5%
COMMON STOCKS — 69.1%
Aerospace & Defense — 2.3%
HEICO Corp., Class A	5,077	$ 713,826
Airlines — 2.2%
Delta Air Lines, Inc.*	14,263	678,063
Auto Manufacturers — 1.4%
PACCAR, Inc.†	5,411	452,630
Banks — 2.1%
PacWest Bancorp	3,970	32,356
Wells Fargo & Co.†	14,802	631,749
		664,105
Beverages — 1.6%
Constellation Brands, Inc., Class A†	1,989	489,553
Chemicals — 1.7%
Sherwin-Williams Co. (The)	1,969	522,809
Commercial Services — 7.4%
Global Payments, Inc.	3,874	381,666
S&P Global, Inc.†	4,812	1,929,083
		2,310,749
Diversified Financial Services — 2.3%
American Express Co.†	3,779	658,302
LPL Financial Holdings, Inc.	350	76,100
		734,402
Electronics — 1.4%
Keysight Technologies, Inc.*	2,556	428,002
Environmental Control — 1.0%
Clean Harbors, Inc.*	129	21,211
Waste Connections, Inc. (Canada)	2,158	308,443
		329,654
Healthcare-Products — 11.9%
Abbott Laboratories†	3,457	376,882
Alcon, Inc. (Switzerland)	19,252	1,580,782
Boston Scientific Corp.†*	17,438	943,222
Danaher Corp.†	586	140,640
Lantheus Holdings, Inc.*	1,495	125,460
Medtronic PLC (Ireland)	6,388	562,783
		3,729,769
Healthcare-Services — 1.1%
HCA Healthcare, Inc.	1,092	331,400
Internet — 1.4%
Alphabet, Inc., Class A*	3,677	440,137
	Number of Shares	Value
Common Stocks — (Continued)
Leisure Time — 4.4%
Norwegian Cruise Line Holdings Ltd.*	63,624	$ 1,385,095
Miscellaneous Manufacturing — 0.5%
Eaton Corp. PLC	774	155,651
Oil & Gas — 2.3%
Hess Corp.	1,733	235,601
Nabors Industries Ltd.*	3,947	367,190
Occidental Petroleum Corp.	2,005	117,894
		720,685
Oil & Gas Services — 1.2%
Schlumberger NV	7,565	371,593
Pharmaceuticals — 4.5%
Becton Dickinson & Co.	1,846	487,362
Eli Lilly & Co.†	1,477	692,683
Pfizer, Inc.	6,214	227,930
		1,407,975
Retail — 1.1%
Portillo's, Inc., Class A*	15,095	340,090
Semiconductors — 4.9%
Analog Devices, Inc.†	4,345	846,449
Texas Instruments, Inc.	3,824	688,397
		1,534,846
Software — 10.6%
Adobe, Inc.*	1,479	723,216
Microsoft Corp.	2,342	797,545
Roper Technologies, Inc.†	3,034	1,458,747
Workday, Inc., Class A*	1,512	341,546
		3,321,054
Transportation — 1.8%
Union Pacific Corp.	2,738	560,250
TOTAL COMMON STOCKS (Cost $17,520,598)		21,622,338
SHORT-TERM INVESTMENTS — 26.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.00%(a) (Cost $8,238,792)	8,238,792	8,238,792

TOTAL LONG POSITIONS - 95.5% (Cost $25,759,390)		$29,861,130

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
	Number of Shares	Value

SHORT POSITIONS — (1.5)%
Common Stocks — (1.5)%
Aerospace & Defense — (0.2)%
Lockheed Martin Corp.	(114)	$ (52,483)
Diversified Financial Services — (0.5)%
Capital One Financial Corp.	(1,337)	(146,228)
Media — (0.3)%
Comcast Corp., Class A	(2,728)	(113,348)
Pharmaceuticals — (0.4)%
Bristol-Myers Squibb Co.	(1,835)	(117,348)
Semiconductors — (0.1)%
QUALCOMM, Inc.	(263)	(31,308)
Total Common Stocks (Proceeds $482,717)		(460,715)

Value

TOTAL SHORT POSITIONS - (1.5)% (Proceeds $482,717)	$(460,715)
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%	1,870,986
NET ASSETS - 100.0%	$31,271,401

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts or securities sold short.
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at June 30, 2023.

Forward foreign currency contracts outstanding as of June 30, 2023 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
CAD	8,000	USD	6,048	09/20/23	MS	$ (1)
CHF	16,000	USD	18,007	09/20/23	MS	23
EUR	50,000	USD	55,022	09/20/23	MS	(240)
GBP	139,000	USD	176,720	09/20/23	MS	(155)
USD	530,648	CAD	699,000	09/20/23	MS	2,329
USD	459,875	CHF	407,000	09/20/23	MS	1,229
USD	1,660,938	EUR	1,514,000	09/20/23	MS	2,124
USD	3,648,570	GBP	2,845,000	09/20/23	MS	34,696
						$40,005
The following table represents Total Return Swaps - Long positions and their related values as of June 30, 2023.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	$ 794,272	$266,546
BAE Systems PLC	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	767,206	261,523
Julius Baer Group Ltd.	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	469,091	(12,861)
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	2,076,999	268,523
Pernod Ricard SA	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	417,789	122,220
Canadian Pacific Railway Ltd.	U.S. Fed Funds +0.550%	Maturity	MS	06/30/25	542,338	51,511
						$957,462
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
The following table represents Total Return Swaps - Short positions and their related values as of June 30, 2023.
Reference Entity/Index (Pay)	Receive	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
S&P 500 Index Pharmaceuticals Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	12/07/23	$ 782,983	$ 102,478
S&P 500 Index Transportation Select Sector	U.S. Fed Funds -0.700%	Maturity	MS	12/07/23	284,747	(32,806)
S&P 500 Equal Weight Industrial	U.S. Fed Funds -0.350%	Maturity	MS	04/24/24	1,534,891	(165,224)
S&P 500 Equal Weight Financial	U.S. Fed Funds -0.350%	Maturity	MS	07/31/24	1,321,186	182,445
S&P 500 Index	U.S. Fed Funds -0.250%	Maturity	MS	12/05/24	878,225	46,881
Moody's Corporation	U.S. Fed Funds -0.300%	Maturity	MS	12/06/24	762,542	(2,105)
Technology Select Sector	U.S. Fed Funds -0.100%	Maturity	MS	01/10/25	769,964	13,836
Health Care Select Sector	U.S. Fed Funds -0.250%	Maturity	MS	01/24/25	912,819	40,109
S&P 500 Equal Weight Energy	U.S. Fed Funds -1.175%	Maturity	MS	09/29/25	728,218	42,342
Dow Jones U.S. Real Estate Index	U.S. Fed Funds -0.200%	Maturity	MS	12/02/25	113,104	1,381
S&P 500 Equal Weight Consumer Discretionary	U.S. Fed Funds -0.350%	Maturity	MS	12/02/25	264,085	(8,020)
Canadian National Railway Co	U.S. Fed Funds -0.350%	Maturity	MS	06/09/26	72,811	396
						$ 221,713
Total Swap Contracts						$1,179,175
*	Includes $(12,773) related to open trades, dividends receivables/payables and swap receivables/payables activities.
CAD	Canada Dollar
CHF	Switzerland Franc
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
USD	United States Dollar
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND
Portfolio of Investments
June 30, 2023
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 73.7%
Aerospace & Defense — 2.3%
HEICO Corp., Class A	1,928	$ 271,077
Airlines — 2.1%
Delta Air Lines, Inc.*	5,313	252,580
Auto Manufacturers — 1.4%
PACCAR, Inc.	2,076	173,657
Banks — 2.1%
PacWest Bancorp	1,509	12,298
Wells Fargo & Co.	5,638	240,630
		252,928
Beverages — 1.5%
Constellation Brands, Inc., Class A	745	183,367
Chemicals — 1.6%
Sherwin-Williams Co. (The)	735	195,157
Commercial Services — 9.8%
Global Payments, Inc.	1,486	146,401
S&P Global, Inc.	2,596	1,040,710
		1,187,111
Diversified Financial Services — 2.3%
American Express Co.†	1,450	252,590
LPL Financial Holdings, Inc.	134	29,135
		281,725
Electronics — 1.4%
Keysight Technologies, Inc.*	973	162,929
Environmental Control — 1.1%
Clean Harbors, Inc.*	49	8,057
Waste Connections, Inc. (Canada)	832	118,918
		126,975
Healthcare-Products — 12.9%
Abbott Laboratories†	1,327	144,670
Alcon, Inc. (Switzerland)	9,037	742,028
Boston Scientific Corp.†*	6,571	355,425
Danaher Corp.	224	53,760
Lantheus Holdings, Inc.*	564	47,331
Medtronic PLC (Ireland)	2,444	215,316
		1,558,530
Healthcare-Services — 1.0%
HCA Healthcare, Inc.	414	125,641
Internet — 1.4%
Alphabet, Inc., Class A*	1,401	167,700
Leisure Time — 4.3%
Norwegian Cruise Line Holdings Ltd.*	24,033	523,198
	Number of Shares	Value
Common Stocks — (Continued)
Miscellaneous Manufacturing — 0.5%
Eaton Corp. PLC	297	$ 59,727
Oil & Gas — 2.3%
Hess Corp.	668	90,815
Nabors Industries Ltd.*	1,497	139,266
Occidental Petroleum Corp.	763	44,864
		274,945
Oil & Gas Services — 1.2%
Schlumberger NV	2,873	141,122
Pharmaceuticals — 4.4%
Becton Dickinson & Co.	702	185,335
Eli Lilly & Co.	542	254,187
Pfizer, Inc.†	2,416	88,619
		528,141
Retail — 1.1%
Portillo's, Inc., Class A*	5,628	126,799
Semiconductors — 4.8%
Analog Devices, Inc.†	1,651	321,631
Texas Instruments, Inc.	1,454	261,749
		583,380
Software — 12.4%
Adobe, Inc.*	565	276,279
Microsoft Corp.	883	300,697
Roper Technologies, Inc.	1,649	792,839
Workday, Inc., Class A*	569	128,532
		1,498,347
Transportation — 1.8%
Union Pacific Corp.	1,036	211,986
TOTAL COMMON STOCKS (Cost $7,262,763)		8,887,022
SHORT-TERM INVESTMENTS — 23.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 5.00%(a) (Cost $2,782,137)	2,782,137	2,782,137

TOTAL INVESTMENTS - 96.8% (Cost $10,044,900)		11,669,159
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%		391,459
NET ASSETS - 100.0%		$12,060,618

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND
Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts.
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at June 30, 2023.
Forward foreign currency contracts outstanding as of June 30, 2023 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
CAD	3,000	USD	2,268	09/20/23	MS	$ (1)
CHF	6,000	USD	6,753	09/20/23	MS	9
EUR	19,000	USD	20,908	09/20/23	MS	(91)
GBP	63,000	USD	80,086	09/20/23	MS	(60)
USD	225,467	CAD	297,000	09/20/23	MS	989
USD	172,877	CHF	153,000	09/20/23	MS	462
USD	615,447	EUR	561,000	09/20/23	MS	787
USD	1,550,482	GBP	1,209,000	09/20/23	MS	14,744
						$16,839
The following table represents Total Return Swaps - Long positions and their related values as of June 30, 2023.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)*
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	$304,155	$ 91,793
BAE Systems PLC	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	286,724	96,670
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	936,787	109,289
Pernod Ricard SA	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	151,617	44,354
Canadian Pacific Railway Ltd.	U.S. Fed Funds +0.400%	Maturity	MS	06/30/25	203,081	19,258
Julius Baer Group Ltd.	U.S. Fed Funds +0.550%	Maturity	MS	05/14/26	176,496	(4,895)
Total Swap Contracts						$356,469

*	Includes $(46,822) related to open trades, dividends receivables/payables and swap receivables/payables activities.
CAD	Canada Dollar
CHF	Switzerland Franc
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
USD	United States Dollar
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments
June 30, 2023
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The Sirios Long/Short Fund and Sirios Focus Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). OTC investments (including swap contracts) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
•  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
The following is a summary of the inputs used, as of June 30, 2023, in valuing each Fund's investments carried at fair value:
	Total Value at 06/30/23	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Long/Short Fund
Assets
Long Positions:
Common Stocks	$ 21,622,338	$ 21,622,338	$ —	$ —
Short-Term Investments	8,238,792	8,238,792	—	—
Derivatives:
Equity Contracts
Total Return Swap Contracts	1,398,086	—	1,398,086	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	40,401	—	40,401	—
Total Assets	$ 31,299,617	$ 29,861,130	$ 1,438,487	$ —
Liabilities
Short Positions
Common Stocks	$ (460,715)	$ (460,715)	$ —	$ —
Derivatives:
Equity Contracts
Total Return Swap Contracts	(218,911)	—	(218,911)	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(396)	—	(396)	—
Total Liabilities	$ (680,022)	$ (460,715)	$ (219,307)	$ —
Sirios Focus Fund
Assets
Common Stocks	$ 8,887,022	$ 8,887,022	$ —	$ —
Short-Term Investments	2,782,137	2,782,137	—	—
Derivatives:
Equity Contracts
Total Return Swap Contracts	361,364	—	361,364	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	16,991	—	16,991	—
Total Assets	$ 12,047,514	$ 11,669,159	$ 378,355	$ —
Liabilities
Derivatives:
Equity Contracts
Total Return Swap Contract	$ (4,895)	$ —	$ (4,895)	$ —
Foreign Currency Contracts
Forward Foreign Currency Contracts	(152)	—	(152)	—
Total Liabilities	$ (5,047)	$ —	$ (5,047)	$ —
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2023
(Unaudited)
in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or  otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended June 30, 2023, there were no transfers in or out of Level 3.
Short Sales — Each Fund may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.
Forward Foreign Currency Contracts — A forward foreign currency contract ("Forward Contract") is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. Each Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. Each Fund utilized Forward Contracts for hedging purposes to protect each Fund's return against adverse currency movements.
The Funds utilized Forward Contracts for hedging purposes to protect the Funds’ returns against adverse currency movements.
Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
June 30, 2023
(Unaudited)
liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).
The Funds used total return swaps to enhance returns, obtain short exposure as part of the Fund's strategy and for market exposure.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.